Other operating income and expense (Tables)	12 Months Ended
Dec. 31, 2022
Other Operating Income And Expense
Other Operating Income and Expense - Operating Income (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Gain from insurance claims (1)	$761	$1,203	$4,852
Gain from provisions	36	—	—
Other income	278	262	269
Total	$1,075	$1,465	$5,121

(1)	For the year ended December 31, 2020, includes $4,102 related to settlement regarding a storage and transshipment contract in the Grain Port Terminal (Note 25).

Other Operating Income and Expense - Operating Expenses (Table)
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Taxes other than income taxes	$5,272	$4,649	$4,863
Provisions	—	110	139
Total	$5,272	$4,759	$5,002